Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Amortized cost [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Trade and other receivables		$ 78,289	$ 41,248
Trade and other payables		(43,626)	(43,555)
Total		(1,532,230)	(2,234,735)
Fair value [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Trade and other receivables		78,289	41,248
Trade and other payables		(43,626)	(43,555)
Total		(283,483)	(67,085)
Level 1 [Member] | Amortized cost [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Cash and cash equivalents		1,669,089	1,677,792
Other current financial assets		631	515
Other long-term financial assets		6,633	10,476
Level 1 [Member] | Fair value [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Cash and cash equivalents		1,669,089	1,677,792
Other current financial assets		631	515
Other long-term financial assets		6,633	10,476
Level 2 [Member] | Amortized cost [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other current financial liabilities		(29,061)	(48,397)
Other long-term financial liabilities		(14,938)	(19,663)
Indebtedness	[1]	(3,199,247)	(3,853,151)
Level 2 [Member] | Fair value [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other current financial liabilities		(29,300)	(49,500)
Other long-term financial liabilities		(14,388)	(19,164)
Indebtedness	[1]	$ (1,950,811)	$ (1,684,897)

[1]	Indebtedness excludes deferred financing costs, prepayment options and loss on prepayment.